Ordinary Shares (Details)		1 Months Ended			3 Months Ended	12 Months Ended
	Feb. 09, 2023 shares	Aug. 31, 2023 shares	Mar. 31, 2023 shares	Feb. 28, 2023 shares	Jun. 30, 2021 shares	Dec. 31, 2023 Vote shares
Class of Stock
Number of shares issued but not outstanding						2,631,222
Class A
Class of Stock
Number of votes per share | Vote						10
Class B
Class of Stock
Number of votes per share | Vote						1
Number of shares reclassified from permanent to mezzanine equity	54,551,513		54,551,513	54,551,513	54,551,513
Number of shares issued			10,125,118	10,125,118
Number of shares issued on exercise of options		4,000,000